Segmented information (Details 1) - USD ($) $ in Thousands	Nov. 30, 2023	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Total non-current assets	$ 69,882	$ 67,007
Canada [member]
IfrsStatementLineItems [Line Items]
Total non-current assets	52	55
Tanzania [member]
IfrsStatementLineItems [Line Items]
Total non-current assets	$ 69,830	$ 66,952